Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2014	662,250	1.13
Granted	450,000	1.02
Vested	(437,250)	1.13
Non-vested on December 31, 2014	675,000	1.06